Document And Entity Information	6 Months Ended
Jun. 30, 2016 shares
Document Information [Line Items]
Entity Registrant Name	Akari Therapeutics Plc
Entity Central Index Key	0001541157
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	AKTX
Entity Common Stock, Shares Outstanding	0